SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets:
Assets - Carrying Amount	$ 7,147,000	$ 0
Liabilities:
Liabilities - Carrying Amount	1,284,000
Capitalized software development costs [Member]
Assets:
Assets - Carrying Amount	7,147,000
Preferred stock -warrants [Member]
Liabilities:
Liabilities - Carrying Amount	1,284,000	120,000
Fair Value, Inputs, Level 1 [Member]
Assets:
Assets - Carrying Amount	0	0
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 1 [Member] | Capitalized software development costs [Member]
Assets:
Assets - Carrying Amount	0
Fair Value, Inputs, Level 1 [Member] | Preferred stock -warrants [Member]
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Assets - Carrying Amount	0	0
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 2 [Member] | Capitalized software development costs [Member]
Assets:
Assets - Carrying Amount	0
Fair Value, Inputs, Level 2 [Member] | Preferred stock -warrants [Member]
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Assets - Carrying Amount	7,147,000	0
Liabilities:
Liabilities - Carrying Amount	1,284,000
Fair Value, Inputs, Level 3 [Member] | Capitalized software development costs [Member]
Assets:
Assets - Carrying Amount	7,147,000
Fair Value, Inputs, Level 3 [Member] | Preferred stock -warrants [Member]
Liabilities:
Liabilities - Carrying Amount	$ 1,284,000	120,000
Preferred stock -conversion feature [Member]
Liabilities:
Liabilities - Carrying Amount		150,000
Preferred stock -conversion feature [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Liabilities - Carrying Amount		0
Preferred stock -conversion feature [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Liabilities - Carrying Amount		0
Preferred stock -conversion feature [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Liabilities - Carrying Amount		$ 150,000